CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
OPERATING ACTIVITIES
Net loss	$ (39,890)	$ (17,978)
Depreciation and amortization	1,095	1,202
Unrealized foreign exchange gain	(1,022)
Loss on disposal of investment		22
Loss on asset disposal	5	2
Share-based compensation	6,676	2,030
Financial costs	2,053	1,114
Net smelter royalty		(4,306)
Accretion of the rehabilitation obligation	5
Net change in working capital	(3,247)	(135)
Cash flows used in operating activities	(34,325)	(18,049)
INVESTING ACTIVITIES
Additions to property, plant, and equipment assets	(36,984)	(1,269)
Restricted cash and deposits	(921)	(123)
Tax credits and grants received	3,327	731
Cash flows used in investing activities	(34,578)	(661)
FINANCING ACTIVITIES
Proceeds from placements	114,242
Proceeds from convertible bond, net of issue costs		14,786
Proceeds from borrowings, net of issue costs	1,189	3,781
Repayment of borrowings and lease liabilities	(2,408)	(2,906)
Proceeds from the exercise of warrants	17,627	3,053
Proceeds from the exercise of stock options	2,202	440
Share issue costs	(7,121)	(1)
Cash flows from financing activities	125,731	19,153
Effect of exchange rate changes on cash	1,007
Net change in cash	57,835	443
Cash at the beginning of the year	4,520	4,077
Cash at the end of the year	$ 62,355	$ 4,520